Leases - Supplemental cash flow information related to leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Leases
Right of use assets obtained in exchange for lease liabilities	$ 376	$ 198
Cash paid for amounts included in the measurement of lease liabilities	163	105
Cash paid for short term operating leases
Operating lease payments	$ 40	$ 124